Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value of Financial Instruments
Summary of Asset and Liability Balances of Derivative Instrument
The following table summarizes the net derivative balances recorded on the consolidated balance sheets and provides information as if the Company had not elected to offset the asset and liability balances of the derivative instruments with each of its counterparties in accordance with the associated master International Swap and Derivatives Association agreement (in thousands):

	December 31,
	2025	2024
Derivative assets:
Net derivative assets presented in the consolidated balance sheets	$5,676	$32,535
Gross amount of eligible offsetting recognized derivative liabilities	3,497	2,656

Gross amount of derivative assets	$9,173	$35,191

Derivative liabilities:
Net derivative liabilities presented in the consolidated balance sheets	$(7,142)	$—
Gross amount of eligible offsetting recognized derivative assets	(3,497)	(2,656)

Gross amount of derivative liabilities	$(10,639)	$(2,656)